UNITED STATES
                        SECURIIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September  30, 2003

Check here if Amendment [X ]; Amendment Number: __1*______

Institutional Investment Manager Filing this Report:

Name:                      Courage Capital Management, LLC
                           ----------------------------------------------------
Address:                   4400 Harding Road
                           ----------------------------------------------------
                           Nashville, TN  37205-2290
                           ----------------------------------------------------

Form 13F File Number: 28-10362
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:                      Richard Patton
                           ---------------------------------------------
Title:                     Chief Manager
                           ---------------------------------------------
Phone:                     615-298-7606
                           ---------------------------------------------

Signature, Place and Date of Signing:

/s/ Richard C. Patton                  Nashville, TN               11/21/03
----------------------------------   -----------------------     --------------
            [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[  ]          13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]          13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

* This Amendment is being filed because there was an error in the amount of shares of Tenet Healthcare Corp. shares reported in the original filing. The only changes effected by this Amendment from the original filing are the Form 13F Information Table Value Total and Columns 4 and 5 of the Table with respect to the Tenet Healthcare Corp. entry.

FORM 13F SUMMARY PAGE


Number of Other Included Managers:                        0
                                          ------------------

Form 13F Information Table Entry Total:                  31
                                          ------------------

Form 13F Information Table Value Total:             202,568
                                          ------------------
                                              (thousands)


List of Other Included Managers:

NONE


                           FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2      COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------- ----------------  --------    -------    ---------------- ---------- --------  -----------------

                                                                  VALUE     SHRS OR SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER              TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT PRN CALL DISCRETION MANAGERS  SOLE  SHARED  NONE
         --------------              --------------    -----     --------   ------- --- ---- ---------- --------  ----  ------  ----
ALTRIA GROUP INC                   COM               02209S103       53       1200SH           SHARED1                     X
AMERICAN HEALTHWAYS INC            COM               02649V104     3044      72500SH           SHARED1                     X
AMSURG CORP                        COM               03232P405     2243      68000SH           SHARED1                     X
ARCH COAL INC                      COM                39380100     4213     189700SH           SHARED1                     X
CBRL GROUP INC                     COM               12489V106    12158     342700SH           SHARED1                     X
CHECKFREE HLDGS CORP               NOTE  6.500%12/01 162816AC6     1995    2000000PRN          SHARED1                     X
CORRECTIONS CORP AMERICA COM NEW   COM               22025Y407    22395     907805SH           SHARED1                     X
COSTCO WHOLESALE CORP-NEW          COM               22160K105     3419     110000SH           SHARED1                     X
CROWN CASTLE INTL CORP             COM               228227904      706      75000SH           SHARED1                     X
DAVE & BUSTERS INC                 COM               23833N104      262      25500SH           SHARED1                     X
DEPARTMENT 56 INC                  COM               249509100     2709     213300SH           SHARED1                     X
DIAL CORP NEW                      COM               25247D101      431      20000SH           SHARED1                     X
ENTERTAINMENT PROPERTIES TRUST SBI COM SH BEN INT    29380T105    16623     554100SH           SHARED1                     X
FIRSTENERGY CORP                   COM               337932107     4147     130000SH           SHARED1                     X
GAP INC                            COM               364760108     8577     501000SH           SHARED1                     X
IMPERIAL SUGAR CO COM              COM               453096208     2806     280900SH           SHARED1                     X
LIMITED BRANDS INC                 COM               532716107      151      10000SH           SHARED1                     X
MANUGISTICS GROUP INC CONV SUB
  NT 5.000%    11/01/07            NOTE  5.000%11/01 565011AB9     1645    2000000PRN          SHARED1                     X
MICROSOFT CORP                     COM               594918104      556      20000SH           SHARED1                     X
NATIONWIDE HEALTH PROPERTIES INC   COM               638620104     3210     183500SH           SHARED1                     X
NICOR INC                          COM               654086107      176       5000SH           SHARED1                     X
PG&E CORP                          COM               69331C108    20315     850000SH           SHARED1                     X
REGIS CORPORATION                  COM               758932107    18204     567100SH           SHARED1                     X
REUTERS GROUP PLC                  SPONSORED ADR     76132M102      217      10000SH           SHARED1                     X
SINCLAIR BROADCAST GROUP INC       PFD CV EXCH D     829226505      596      14000SH           SHARED1                     X
SONIC CORP                         COM               835451105     1801      71250SH           SHARED1                     X
TARGET CORP                        COM               87612E106     1110      29500SH           SHARED1                     X
TENET HEALTHCARE CORP              COM               88033G100    55139    3807900SH           SHARED1                     X
TJX COMPANIES INC NEW              COM               872540109     2330     120000SH           SHARED1                     X
VULCAN MATERIALS CO                COM               929160109       48       1200SH           SHARED1                     X
WASHINGTON GROUP INTL INC          COM NEW           938862208    11288     418102SH           SHARED1                     X

1 Courage Investments Inc. is the general partner of a fund managed by the Reporting Manager, however, the Reporting Manger has discretion over investment and voting decisions of such fund.